Earnings per share - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Weighted average number of shares used for basic earnings per share	3,592,249,603	3,601,140,133	3,601,140,133